Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	¥ 466,006		¥ 485,324		$ 65,636
Long-term investments	2,260,785		2,453,644		318,425
Long-term investments, Total losses	(280,611)	$ (39,523)	(458,559)	¥ (168,079)
Equity investments without readily determinable fair value	1,586,589		1,662,921		223,467
Equity investments without readily determinable fair value	(4,027)	(567)	31,295	94,510
Fixed assets, net	863,813		1,104,721		121,666
Prepayments and other assets	3,518,210		3,865,133		$ 495,529
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	(253,125)	(35,652)	(67,519)
Long-term investments, Total losses	(336,226)	(47,356)	(841,489)
Equity investments without readily determinable fair value	(4,027)	(567)	31,295
Quoted Prices in Active Market for Identical Assets (Level 1) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments	43,343		98,807
Quoted Prices in Active Market for Identical Assets (Level 1) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments at fair value with readily determinable fair value	24,815		26,303
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Recurring | Cash Equivalents
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Time deposits	32,292		470,568
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	941,738		818,265
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, current portion	2,727,147		6,755,975
Convertible senior notes, non-current portion	3,756,945		7,253,289
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	253,125	$ 35,652	67,519	¥ 160,989
Significant Unobservable Inputs (Level 3) | Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content monetized on its own	25,238		85,466
Long-term investments	228,259		669,007
Equity investments without readily determinable fair value	269,415		216,308
Significant Unobservable Inputs (Level 3) | Long Term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	466,006		¥ 485,324
Significant Unobservable Inputs (Level 3) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes, non-current portion	¥ 5,123,936